SHAREHOLDERS' EQUITY	12 Months Ended
Mar. 31, 2025
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

NOTE 10 — SHAREHOLDERS’ EQUITY

Ordinary shares

YSX Cayman was incorporated as an exempted company with limited liability under the laws of the Cayman Islands on November 9, 2022. The share capital of YSX Cayman is $50,000 divided into (i) 470,000,000 Class A ordinary shares and (ii) 30,000,000 Class B ordinary shares, with par value of $0.0001 per share. The original total number of shares of ordinary shares issued and outstanding were 22,000,000, which consists of 20,822,675 shares of Class A ordinary shares and 1,177,325 shares of Class B ordinary shares as of March 31, 2024 and 2023. Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. In respect of matters requiring the votes of stockholders, each share of Class A ordinary shares is entitled to one vote, and each share of Class B ordinary shares is entitled to five votes. Class B ordinary share is convertible into Class A ordinary share at any time after issuance at the option of the holder on a one-to-one basis. The shares of Class A ordinary shares are not convertible into shares of any other class. The numbers of authorized and outstanding ordinary shares were retroactively applied as if the transaction occurred at the beginning of the period presented (see Note 1).

On December 19, 2024, the Company closed its initial public offering (“IPO”) of 1,250,000 Class A ordinary shares, par value US$0.0001 per share at a public offering price of $4.00 per share, and the Company’s ordinary shares started to trade on the Nasdaq Capital Market under the ticker symbol “YSXT” since December 18, 2024. On the IPO Closing date, the underwriters exercised its over-allotment option to purchase an additional 187,500 ordinary shares, par value US$0.0001 per share at the price of $4.00 per share.

As of March 31, 2025, the Company had 23,437,500 shares of ordinary shares issued and outstanding, which consists of 22,260,175 shares of Class A ordinary shares and 1,177,325 shares of Class B ordinary shares.

Capital contribution

During the years ended March 31, 2023, the shareholders of the Company’s VIE entity, Xinjiang YSX, contributed $828,056 (approximately RMB 5.9 million), to increase the paid in capital and additional paid-in capital of Xinjiang YSX, to support its business operations. There was no additional capital contribution from shareholders during fiscal year 2024 and during fiscal year 2025.

Statutory reserves

The Company’s PRC subsidiary and VIEs are required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. The statutory reserve as determined pursuant to PRC statutory laws totaled approximately $908,214 and $741,584 as of March 31,2025 and 2024, respectively.

Restricted assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its PRC subsidiary and VIEs. Relevant PRC statutory laws and regulations permit payments of dividends by WFOE, the VIEs and subsidiaries of the VIEs (collectively, “YSX PRC entities”) only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the accompanying consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of YSX PRC entities.

The YSX PRC entities are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, the YSX PRC entities may allocate a portion of their after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at their discretions. The YSX PRC entities may allocate a portion of their after-tax profits based on PRC accounting standards to a discretionary surplus fund at their discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange.

As a result of the foregoing restrictions, the YSX PRC entities are restricted in their ability to transfer their assets to the Company. Foreign exchange and other regulation in the PRC may further restrict the YSX PRC entities from transferring funds to the Company in the form of dividends, loans and advances. As of March 31, 2025 and 2024, amounts restricted are the paid-in-capital and statutory reserve of YSX PRC entities, which amounted to approximately $11.3 million and $6.1 million, respectively.